Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1. Description of Business

Reata Pharmaceuticals, Inc., or the Company, is a clinical stage biopharmaceutical company located in Irving, Texas focused on identifying, developing, and commercializing product candidates to address rare and life-threatening diseases with few or no approved therapies by targeting molecular pathways involved in how cells produce energy and regulate inflammation. The Company operates as a single segment of business.

The Company’s lead product candidates, bardoxolone methyl and omaveloxolone, are members of a class of small molecules called antioxidant inflammation modulators and target an important transcription factor, called Nrf2, to restore mitochondrial function, reduce oxidative stress, and resolve inflammation. Bardoxolone methyl is in Phase 3 clinical development for the treatment of pulmonary arterial hypertension associated with connective tissue disease (CTD-PAH), and Phase 2 clinical development for the treatment of pulmonary hypertension due to interstitial lung disease and pulmonary arterial hypertension, each of which are subsets of pulmonary hypertension (PH). The Company began enrolling patients in its Phase 3 trial in CTD-PAH in October 2016. In addition, the Company recently met with the U.S. Food and Drug Administration and received guidance on endpoints and general design for a single, pivotal Phase 2/3 trial in chronic kidney disease caused by Alport syndrome. Omaveloxolone is in Phase 2 clinical development for the treatment of multiple diseases, including Friedreich’s ataxia, mitochondrial myopathies, and metastatic melanoma. Beyond its lead product candidates, the Company has several promising preclinical programs. The Company believes its product candidates and preclinical programs have the potential to improve clinical outcomes in numerous underserved patient populations.

The Company’s consolidated financial statements include the accounts of all majority-owned subsidiaries that are required to be consolidated. Accordingly, the Company’s share of net earnings and losses from these subsidiaries is included in the consolidated statements of operations. Intracompany profits, transactions, and balances have been eliminated in consolidation.

On January 6, 2016, the Company effected a 4.4-to-1 reverse split of its common stock, and an automatic conversion of its common stock into Class B common stock. Upon the effectiveness of the reverse stock split and conversion, (i) every 4.4 shares of outstanding common stock were combined into one share of Class B common stock, (ii) the number of shares of common stock for which each outstanding option to purchase common stock is exercisable was proportionally decreased on a 4.4-to-1 basis and converted into an option to purchase Class B common stock, and (iii) the exercise price of each outstanding option to purchase common stock was proportionately increased on a 4.4-to-1 basis. All of the outstanding common stock share numbers, common stock options, share prices, exercise prices and per share amounts have been adjusted in these consolidated financial statements, on a retroactive basis, to reflect this 4.4-to-1 reverse stock split for all periods presented. The par value per share was not adjusted as a result of the reverse stock split.

On May 11, 2016, the Company effected a 1.45-to-1 reverse split of its common stock. Upon the effectiveness of the reverse stock split, (i) every 1.45 shares of outstanding common stock were combined into one share of common stock of the same class, (ii) the number of shares of common stock for which each outstanding option to purchase common stock is exercisable was proportionally decreased on a 1.45-to-1 basis, and (iii) the exercise price of each outstanding option to purchase common stock was proportionately increased on a 1.45-to-1 basis. All of the outstanding common stock share numbers, common stock options, share prices, exercise prices and per share amounts have been adjusted in these consolidated financial statements, on a retroactive basis, to reflect this 1.45-to-1 reverse stock split for all periods presented. The par value per share was not adjusted as a result of the reverse stock split.

On May 25, 2016, the Company’s registration statement on Form S-1 (File No. 333-208843) relating to its initial public offering (IPO), of its common stock was declared effective by the U.S. Securities and Exchange Commission (SEC). The shares began trading on The NASDAQ Global Market on May 26, 2016. The public offering price of the shares sold in the offering was $11.00 per share. The IPO closed on June 1, 2016 for 6,325,000 shares of its Class A common stock, which included 825,000 shares of its Class A common stock issued pursuant to the over-allotment option granted to the underwriters. The Company received total proceeds from the offering of $60.9 million, net of underwriting discounts and commissions and offering expenses.

1. Description of Business

Reata Pharmaceuticals, Inc. is a clinical stage biopharmaceutical company located in Irving, Texas focused on identifying, developing, and commercializing product candidates that modulate the activity of key regulatory proteins involved in the biology of mitochondrial function, oxidative stress and inflammation to address the unmet medical needs of patients with a variety of serious or life threatening diseases. The Company operates as a single segment of business.

The Company’s lead product candidates, bardoxolone methyl and omaveloxolone, are members of a class of small molecules called antioxidant inflammation modulators, or AIMs. AIMs bind to Keap1, a protein that coordinates cellular response to reactive oxygen and other byproducts of cellular energy production, inflammation, and environmental toxicants. Bardoxolone methyl is in Phase 2 clinical development for the treatment of pulmonary arterial hypertension, or PAH, and pulmonary hypertension due to interstitial lung disease, or PH-ILD, each of which are subsets of pulmonary hypertension, or PH. Initial data for PAH patients in our Phase 2 trial have been presented publicly at the CHEST meeting in October 2015. In addition, the Company has completed an interaction with the U.S. Food and Drug Administration, or FDA, on these initial data, and the FDA concurred with its plan to initiate a Phase 3 trial in patients with PAH associated with connective tissue disease, or CTD-PAH. The Company plans to initiate this Phase 3 trial in the second half of 2016. Omaveloxolone is in Phase 2 clinical development for the treatment of multiple diseases, including Friedreich’s ataxia, or FA, mitochondrial myopathies, or MM, and metastatic melanoma. Beyond its lead product candidates, the Company has several promising preclinical programs employing both AIMs and other small molecules with different mechanisms of action. The Company believes its product candidates and preclinical programs have the potential to improve clinical outcomes in numerous underserved patient populations.

The Company has license agreements with AbbVie Inc. (AbbVie), formerly part of Abbott Pharmaceuticals PR Ltd. (the AbbVie License Agreement), and Kyowa Hakko Kirin Co., Ltd. (KHK) (the KHK Agreement), under which Abbvie and KHK were granted exclusive licenses for the development and commercialization of bardoxolone methyl in their respective territories (see Note 3).

The Company has a collaboration agreement with AbbVie (the AbbVie Collaboration Agreement) under which the Company and AbbVie established a broad, worldwide, strategic collaboration for the joint research, development, and commercialization of targeted AIMs in fields of use that are not included in the KHK Agreement or the AbbVie License Agreement.

The Company’s consolidated financial statements include the accounts of all majority-owned subsidiaries that are required to be consolidated. Accordingly, the Company’s share of net earnings and losses from these subsidiaries is included in the consolidated statements of operations. Intracompany profits, transactions, and balances have been eliminated in consolidation.